Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$9,140,036.00	0.2685876	$2,274,707.93	0.0668442	$6,865,328.07
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$41,290,036.00	0.0448425	$34,424,707.93	0.0373865	$6,865,328.07

Weighted Avg. Coupon (WAC)	4.92%		4.96%
Weighted Avg. Remaining Maturity (WARM)	16.23		15.53
Pool Receivables Balance	$76,426,460.77		$69,345,529.74
Remaining Number of Receivables	18,565		18,031

Adjusted Pool Balance	$74,850,245.87		$67,984,917.80

III. COLLECTIONS

Principal:
Principal Collections	$6,999,322.21
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$110,357.88
Total Principal Collections	$7,109,680.09

Interest:
Interest Collections	$302,878.97
Late Fees & Other Charges	$20,484.85
Interest on Repurchase Principal	$-
Total Interest Collections	$323,363.82

Collection Account Interest	$216.72
Reserve Account Interest	$157.62
Servicer Advances	$-

Total Collections	$7,433,418.25

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$7,433,418.25
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$12,160,208.37

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$63,688.72		$63,688.72	$63,688.72
Collection Account Interest					$216.72
Late Fees & Other Charges					$20,484.85
Total due to Servicer					$84,390.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$18,660.91		$18,660.91	$18,660.91

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$7,249,992.05

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$6,865,328.07

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$6,865,328.07	$6,865,328.07
Class C Notes Total:	$-	$-
Total Noteholders Principal	$6,865,328.07	$6,865,328.07

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			384,663.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,576,214.90
Beginning Period Amount	$1,576,214.90
Current Period Amortization	$215,602.96
Ending Period Required Amount	$1,360,611.94
Ending Period Amount	$1,360,611.94
Next Distribution Date Amount	$1,164,442.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		44.84%	49.36%	49.36%

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.59%	17,776	97.50%	$67,614,460.22
30 - 60 Days	1.11%	201	1.92%	$1,332,380.89
61 - 90 Days	0.25%	45	0.49%	$337,049.39
91 + Days	0.05%	9	0.09%	$61,639.24
		18,031		$69,345,529.74
Total
Delinquent Receivables 61 + days past due	0.30%	54	0.57%	$398,688.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	66	0.70%	$534,386.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	77	0.75%	$635,106.56
Three-Month Average Delinquency Ratio	0.35%		0.68%

Repossession in Current Period		7		$48,082.50
Repossession Inventory		26		$50,975.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$81,608.82
Recoveries				$(110,357.88)
Net Charge-offs for Current Period				$(28,749.06)

Beginning Pool Balance for Current Period				$76,426,460.77

Net Loss Ratio				-0.45%
Net Loss Ratio for 1st Preceding Collection Period				-0.13%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$6,051,888.20
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$175,790.64
Number of Extensions				26